Credit Risk - Disclosure of Segments Exposure by Gross and Net Credit Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Exposure	£ 312,830	£ 319,319
Stage 3
Disclosure of credit risk exposure [line items]
Exposure	2,735	3,021
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	572	828
Collateral	199	344
Net exposure	373	484
Stage 3 | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Exposure	513	747
Collateral	169	307
Net exposure	344	440
Stage 3 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Exposure	59	81
Collateral	30	37
Net exposure	£ 29	£ 44